Operating Leases (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases Expense	$ 67.4	$ 64.2	$ 60.1
Operating Leases, Income Statement, Sublease Revenue	$ 11.4	$ 11.4	$ 11.4